Loans Receivable, Net - Composition of Loan Portfolio by Type of Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real estate loans:
Total loans, gross	$ 552,406	$ 535,487
Deferred loan cost, net of fees	(92)	146
Less allowance for loan losses	(8,682)	(10,648)
Total loans	543,632	524,985
Loans and Leases Receivable in Percentage	100.00%	100.00%
Real Estate Loans [Member]
Real estate loans:
Total loans, gross	477,198	471,052
Loans and Leases Receivable in Percentage	86.40%	87.90%
Consumer Loans [Member]
Real estate loans:
Total loans, gross	11,167	13,886
Loans and Leases Receivable in Percentage	2.00%	2.60%
Commercial Loans [Member]
Real estate loans:
Total loans, gross	64,041	50,549
Loans and Leases Receivable in Percentage	11.60%	9.50%
Total Other Loans [Member]
Real estate loans:
Total loans, gross	75,208	64,435
Loans and Leases Receivable in Percentage	13.60%	12.10%
One-to-Four Family Mortgages [Member]
Real estate loans:
Total loans, gross	155,252	162,335
One-to-Four Family Mortgages [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	155,252	162,335
Loans and Leases Receivable in Percentage	28.10%	30.30%
Second Mortgages (Closed End) [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	3,248	4,336
Loans and Leases Receivable in Percentage	0.60%	0.80%
Home Equity Line of Credit [Member]
Real estate loans:
Total loans, gross	34,103	37,083
Home Equity Line of Credit [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	34,103	37,083
Loans and Leases Receivable in Percentage	6.20%	6.90%
Multi-Family [Member]
Real estate loans:
Total loans, gross	29,736	33,056
Multi-Family [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	29,736	33,056
Loans and Leases Receivable in Percentage	5.40%	6.20%
Construction [Member]
Real estate loans:
Total loans, gross	10,618	18,900
Construction [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	10,618	18,900
Loans and Leases Receivable in Percentage	1.90%	3.50%
Land [Member]
Real estate loans:
Total loans, gross	34,681	45,906
Land [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	34,681	45,906
Loans and Leases Receivable in Percentage	6.30%	8.60%
Farmland [Member]
Real estate loans:
Total loans, gross	51,868
Farmland [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	51,868	46,799
Loans and Leases Receivable in Percentage	9.40%	8.70%
Non-Residential Real Estate [Member]
Real estate loans:
Total loans, gross	157,692	169,436
Non-Residential Real Estate [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	$ 157,692	$ 122,637
Loans and Leases Receivable in Percentage	28.50%	22.90%